Employee benefit expenses (Tables)	12 Months Ended
Jun. 30, 2024
Employee benefit expenses
Schedule of employee benefit expenses

	2024	2023	2022
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(316,341)	(288,451)	(338,503)
Social security costs	(41,435)	(35,057)	(40,881)
Share-based payments (Note 28)	(1,969)	(3,386)	(1,026)
Pension costs – defined contribution schemes (Note 29.2)	(4,974)	(4,480)	(3,731)
	(364,719)	(331,374)	(384,141)
Termination benefits recognised in exceptional items (Note 6)	(12,334)	—	(23,827)
Total employee benefit expenses including exceptional items	(377,053)	(331,374)	(407,968)

Schedule of average number of employees

	2024	2023	2022
	Number	Number	Number
By activity:
Football – men’s and women’s players	136	131	124
Football - technical and coaching	193	192	189
Commercial	170	160	151
Media	111	104	94
Administration and other	530	525	477
Average number of employees	1,140	1,112	1,035

Schedule of compensation paid or payable to key management for employee services

	2024	2023	2022
	£’000	£’000	£’000
Short-term employee benefits	(2,938)	(4,838)	(6,893)
Termination benefits	(5,725)	—	—
Share-based payments	(2,341)	(2,349)	(284)
Post-employment benefits	(26)	(8)	(8)
	(11,030)	(7,195)	(7,185)